Critical accounting estimates and judgements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Critical accounting estimates and judgements
Value of contracted revenue	$ 12,000,000
Cash and cash equivalents	577,956	$ 293,823	$ 514,078	$ 916,488
Undrawn borrowing facilities	$ 300,000
Lease renewal term	10 years